Fees Summary	Aug. 11, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,824,590,000.00
Previously Paid Amount	0.00
Total Fee Amount	279,344.73
Total Offset Amount	0.00
Net Fee	$ 279,344.73